Summary of Significant Accounting Policies and Practices (Details) - Schedule of assets and liabilities disposed - Disposal [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of assets and liabilities disposed [Abstract]
Total Selling Price	$ 3,500
Net Assets Disposed:
Total Assets	53,654
Total Liabilities	(50,217)
Net Assets Disposed	3,437
Income from disposal of discontinued operations	$ 63